Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Practices
New SEC rules require us to discuss our policies and practices on the timing of awards of options (or similar awards) in relation to the disclosure by us of material nonpublic information. The Compensation Committee has established a consistent process for granting equity awards to ensure fairness and avoid the appearance of timing-related manipulation. All annual equity awards are approved during a regularly scheduled Compensation Committee meeting, typically held in the first quarter of the fiscal year. The grant date for annual equity awards is either the date of the Compensation Committee’s approval or a pre-established date set in advance by the Compensation Committee. Equity awards for newly hired or promoted employees are generally granted on the first regularly scheduled grant date following the effective date of the employment event. We do not currently grant stock options, stock appreciation rights or any similar awards with “option-like” features. Accordingly, we do not consider the release of material nonpublic information in relation to the grant of such awards, and do not time such release for the purpose of affecting the value of execution compensation. Consistent with the foregoing, as a general matter, the Company does not time equity grants in coordination with the release of material non-public information.

Award Timing Method	The Compensation Committee has established a consistent process for granting equity awards to ensure fairness and avoid the appearance of timing-related manipulation. All annual equity awards are approved during a regularly scheduled Compensation Committee meeting, typically held in the first quarter of the fiscal year. The grant date for annual equity awards is either the date of the Compensation Committee’s approval or a pre-established date set in advance by the Compensation Committee. Equity awards for newly hired or promoted employees are generally granted on the first regularly scheduled grant date following the effective date of the employment event. We do not currently grant stock options, stock appreciation rights or any similar awards with “option-like” features.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we do not consider the release of material nonpublic information in relation to the grant of such awards, and do not time such release for the purpose of affecting the value of execution compensation. Consistent with the foregoing, as a general matter, the Company does not time equity grants in coordination with the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false